John Hancock Equity Funds
                 Supplement to the Prospectus dated July 2, 2001

John Hancock Focused Relative Value Fund
John Hancock Large Cap Value Fund
John Hancock Small Cap Value Fund

The "Portfolio Managers" section for John Hancock Focused Relative Value Fund, John Hancock Large Cap Value Fund, and John Hancock Small Cap Value Fund has been changed as follows:

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

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FOCUSED RELATIVE VALUE                LARGE CAP VALUE FUND                SMALL CAP VALUE FUND
  Fund - Page 12                      PAGE 18                             PAGE 26
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Portfolio Managers                    Portfolio Managers                  Portfolio Managers

Timothy E. Quinlisk, CFA              Timothy E. Quinlisk, CFA            Timothy E. Quinlisk, CFA
  Senior vice president of adviser      Senior vice president of adviser    Senior vice president of adviser
  Joined fund team in 2000              Joined fund team in 1998            Joined fund team in 1998
  Joined adviser in 1998                Joined adviser in 1998              Joined adviser in 1998
  Analyst at Hagler, Mastrouita &       Analyst at Hagler, Mastrouita &     Analyst at Hagler, Mastrouita &
  Hewitt (1997-1998)                    Hewitt (1997-1998)                  Hewitt (1997-1998)
  Analyst at State Street Global        Analyst at State Street Global      Analyst at State Street Global
  Advisors (1995-1997)                  Advisors (1995-1997)                Advisors (1995-1997)
  Began Began business career in        Began business career in 1985       Began business career in 1985
  1985
                                      James S. Yu, CFA                    James S. Yu, CFA
James S. Yu, CFA                        Vice president of adviser           Vice president of adviser
  Vice president of adviser             Joined fund team in 2000            Joined fund team in 2000
  Joined fund team in 2000              Joined adviser in 2000              Joined adviser in 2000
  Joined adviser in 2000                Analyst at Merrill Lynch Asset      Analyst at Merrill Lynch Asset
  Analyst at Merrill Lynch Asset        Management (1998-2000)              Management (1998-2000)
  Management (1998-2000)                Analyst at Gabelli & Company        Analyst at Gabelli & Company
  Analyst at Gabelli & Company          (1995-1998)                         (1995-1998)
  (1995-1998)                           Began business career in 1991       Began business career in 1991
  Began business career in 1991
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November 7, 2001
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